UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                     (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  9/30_

Date of reporting period:   6/30/11

Form N-Q is to be used by management investment companies, other than small business investmentcompanies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Common Stocks - 66.36%	Shares	Fair Value

Consumer Discretionary - 3.63%
Hanesbrands, Inc. (a)	237,475	$6,779,911

Consumer Staples - 9.54%
Asahi Glass Company, Ltd.	356,000	4,126,003
Dr. Ci:Labo Co., Ltd.	1,578	8,030,684
Female Health Company / The	37,600	188,000
John B. Sanfilippo & Son, Inc. (a)	644,475	5,452,258
		17,796,945

Diversified - 3.38%
PICO Holdings, Inc. (a)	217,186	6,298,394

Energy - 7.16%
Nabors Industries, Ltd. (a)	403,100	9,932,384
Noble Corp.	87,193	3,436,276
		13,368,660

Financials - 9.78%
AllianceBernstein Holding LP (d)	67,811	1,318,246
Annaly Capital Management, Inc. (b)	438,459	7,909,800
Willis Group Holdings PLC	219,550	9,025,701
		18,253,747

Health Care Services - 3.53%
Albany Molecular Research, Inc. (a)	714,740	3,437,899
PDI, Inc. (a)	444,402	3,150,810
		6,588,709

Industrials - 5.38%
K-Sea Transportation Partners L.P. (a) (d)	228,019	1,858,355
Mabuchi Motor Co., Ltd.	163,100	8,179,235
		10,037,590

Materials - 4.86%
Sealed Air Corp.	380,909	9,061,825

Pharmaceuticals - 16.02%
Johnson & Johnson	129,400	8,607,688
Novartis AG (c)	183,150	11,192,297
Pfizer, Inc.	489,300	10,079,580
		29,879,565

Technology - 3.08%
Rohm Company, Ltd.	101,000	5,746,595

TOTAL COMMON STOCKS (Cost $114,660,628)		123,811,941

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

Gold Trusts - 16.68%	Shares	Fair Value

Central Gold Trust (a) (g)	136,445	$7,726,880
ETFS Gold Trust (a) (e)	23,500	3,499,385
iShares Gold Trust (a) (e)	151,000	2,210,640
SPDR Gold Trust (a) (e)	52,700	7,693,146
Sprott Physical Gold Trust (a) (f) (g)	765,300	9,987,165

TOTAL GOLD TRUSTS (Cost $24,637,386)		31,117,216

	Principal
Certificates of Deposit - 1.08%	Amount

One California Bank, 0.17%, 09/01/2011	$501,230	501,230
Pacific Coast Bank, 0.20%, 07/13/2011	250,000	250,000
Self-Help Federal Credit Union, 1.01%, 08/18/2011	252,902	252,902
Self-Help Federal Credit Union, 1.01%, 08/18/2011	252,902	252,902
University Bank, 0.25%, 07/07/2011	750,000	750,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,007,034)		2,007,034

TOTAL INVESTMENTS (Cost $141,305,048) - 84.12%		$156,936,191

Cash & other assets less liabilities - 15.88%		29,626,937

TOTAL NET ASSETS - 100.00%		$186,563,128

(a) Non-income producing
(b) Real Estate Investment Trust
(c) American Depositary Receipt
(d) Limited Partnership
(e) Exchange-Traded Fund
(f) Closed-End Mutual Fund
(g) Passive Foreign Investment Company

Tax Related
Unrealized appreciation		$18,976,029
Unrealized depreciation		(3,610,824)
Net unrealized appreciation		$15,365,205

Aggregate cost of securities for income tax purposes		$141,570,986

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Related Notes to the Schedule of Investments
June 30, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, American Depositary Receipts, limited partnerships, exchange-traded funds, closed-end funds, and gold trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2011:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$123,811,941	$-	$-	$123,811,941
Gold Trusts	31,117,216	-	-	31,117,216
Certificates of Deposit	-	2,007,034	-	2,007,034

Total	$154,929,157	$2,007,034	$-	$156,936,191
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of June 30, 2011.

Iron Strategic Income Fund
Schedule of Investments
June 30, 2011
(Unaudited)
	Principal Amount	Fair Value
Corporate Bonds - Domestic - 11.93%

AES Corp., 8.000%, 10/15/2017	2,000,000	$2,130,000
Ally Financial, Inc., 8.000%, 03/15/2020	2,000,000	2,130,000
Apria Healthcare Group I, 11.250%, 11/01/2014	2,000,000	2,080,000
ATP Oil & Gas Corp., 11.875%, 05/01/2015	2,000,000	2,040,000
Burger King Corp., 9.875%, 10/15/2018	2,000,000	2,140,000
Caesars Entertainment Op., 10.000%, 12/15/2018	2,000,000	1,815,000
Calpine Corp., 7.500%, 02/15/2021 (a)	2,000,000	2,050,000
Case New Holland, Inc., 7.875%, 12/01/2017 (a)	2,000,000	2,210,000
Chesapeake Energy Corp., 6.625%, 08/15/2020	1,624,000	1,717,380
CIT Group, Inc., 7.000%, 05/01/2017	2,000,000	1,997,500
Citycenter Holdings/Finance, 7.625%, 01/15/2016 (a)	2,000,000	2,075,000
Clear Channel Worldwide, Series B, 9.250%, 12/15/2017	2,000,000	2,190,000
Consol Energy Inc., 8.000%, 04/01/2017	2,000,000	2,190,000
Cricket Communications I, 7.750%, 10/15/2020	2,000,000	1,965,000
Del Monte Foods Co., 7.625%, 02/15/2019 (a)	2,000,000	2,030,000
Energy Transfer Equity, 7.500%, 10/15/2020	2,000,000	2,130,000
Expro Finance Luxembourg, 8.500%, 12/15/2016 (a)	2,000,000	1,940,000
First Data Corp., 12.625%, 01/15/2021 (a)	2,000,000	2,150,000
Georgia-Pacific LLC, 5.400%, 11/01/2020 (a)	2,000,000	2,041,978
HCA Inc., 8.500%, 04/15/2019	2,000,000	2,220,000
Intl Lease Finance Corp., 8.625%, 09/15/2015	2,000,000	2,175,000
Mcjunkin Red Man Corp., 9.500%, 12/15/2016 (a)	2,000,000	2,045,000
Metropcs Wireless Inc., 6.625%, 11/15/2020	2,000,000	1,985,000
Michaels Stores, Inc., 7.750%, 11/01/2018 (a)	2,000,000	2,015,000
Newpage Corp., 11.375%, 12/31/2014	2,000,000	1,875,000
Nielsen Finance LLC/CO, 7.750%, 10/15/2018 (a)	2,000,000	2,110,000
NRG Energy, Inc., 8.250%, 09/01/2020	2,000,000	2,050,000
Pinafore LLC/Inc., 9.000%, 10/01/2018 (a)	2,000,000	2,165,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019 (a)	2,000,000	1,995,000
RBS Global & Rexnord Corp, 8.500%, 05/01/2018	2,000,000	2,122,500
SLM Corp., 8.000%, 03/25/2020	2,000,000	2,151,004
Sears Holding Corp., 6.625%, 10/15/2018 (a)	2,000,000	1,865,000
Transdigm, Inc., 7.750%, 12/15/2018 (a)	2,000,000	2,110,000
Valeant Pharmaceuticals, 6.875%, 12/01/2018 (a)	2,000,000	1,970,000
Warner Chilcott Co. LLC, 7.750%, 09/15/2018 (a)	2,000,000	2,027,500
Wynn Las Vegas LLC/Corp., 7.750%, 08/15/2020	2,000,000	2,182,500
		74,085,362

Corporate Bond - Australia - 0.33%

FMG Resources Aug. 2006, 7.000%, 11/01/2015 (a)	2,000,000	2,050,000

Corporate Bond - Canada - 0.64%

CHC Helicopter SA, 9.250%, 10/15/2020 (a)	2,000,000	1,815,000
Novelis Inc., 8.750%, 12/15/2020	2,000,000	2,170,000
		3,985,000

Corporate Bond - Luxembourg - 0.35%

Intelsat Luxembourg SA, 11.250%, 02/04/2017	2,000,000	2,152,500

Total Corporate Bonds (Cost $82,842,121)		82,272,862

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments
June 30, 2011
(Unaudited)

Mutual Funds - 51.58%	Shares	Fair Value

American Beacon High Yield Bond Fund - Institutional Class	33,795	$307,529
Artio Global High Income Fund - Class I	1,482,911	15,333,299
BlackRock High Income Fund - Institutional Class	1,957,966	9,437,395
BlackRock High Yield Bond Fund - BlackRock Class	926,421	7,179,764
Columbia High Yield Bond Fund - Class R5	1,474,489	4,143,316
Delaware High-Yield Opportunities Fund - Class I	434,997	1,818,289
DWS High Income Fund - Institutional Class	958,411	4,629,127
Eaton Vance Income Fund of Boston - Institutional Class	1,278,938	7,532,945
Federated High Income Bond Fund - Class A	528,756	4,029,119
Federated High Yield Trust - Class I (b)	709,355	4,305,785
Federated Institutional High Yield Bond Fund	67,705	674,341
Fidelity Advisor High Income Advantage Fund - Class I	1,072,431	10,445,485
Fidelity Capital & Income Fund	1,995,783	19,179,477
Fidelity High Income Fund	1,148,262	10,391,767
Hartford High Yield Fund - Class Y	67,507	504,957
Invesco High Yield Fund - Institutional Class	2,558,316	10,821,676
Ivy High Income Fund - Class I	1,064,218	8,918,146
Janus High-Yield Fund - Class I	939,046	8,573,494
John Hancock High Yield Fund - Class I (b)	2,684,283	10,253,961
JPMorgan High Yield Fund - Select Class	906,678	7,434,759
Loomis Sayles Institutional High Income Fund (b)	534,610	4,260,838
Lord Abbett High Yield Fund - Class I	1,352,505	10,684,787
MainStay High Yield Opportunities Fund - Class I	278,258	3,297,356
Metropolitan West High Yield Bond Fund - Class I	1,267,330	13,547,759
MFS High Income Fund - Class I	1,646,424	5,746,020
MFS High Yield Opportunities Fund - Class I	915,675	5,924,414
Natixis Loomis Sayles High Income Fund - Class Y	282,176	1,433,452
Northeast Investors Trust	546,592	3,405,270
Nuveen High Income Bond Fund - Class I	611,020	5,529,734
Nuveen High Yield Bond Fund - Class I (b)	84,583	1,520,800
PIMCO High Yield Fund - Institutional Class	312,394	2,924,009
Pioneer Global High Yield Fund - Class Y	1,089,282	11,361,212
Pioneer High Yield Fund - Class Y	1,623,545	17,014,758
Principal High Yield Fund I - Institutional Class	1,009,714	11,298,698
Principal High Yield Fund - Institutional Class	195,406	1,565,204
Prudential High Yield Fund, Inc. - Class Z	1,559,421	8,670,381
Putnam High Yield Advantage Fund - Class Y	1,184,623	7,344,661
Putnam High Yield Trust - Class Y	1,739,793	13,361,612
SEI High Yield Bond Fund - Class A	1,105,263	8,300,523
T. Rowe Price High Yield Fund - Investor Class	1,414,253	9,673,493
T. Rowe Price Institutional High Yield Fund	868,109	8,585,595
TIAA-CREF High Yield Fund - Institutional Class	395,915	3,927,474
USAA High-Yield Opportunities Fund	936,208	8,032,660
Vanguard High-Yield Corporate Fund - Admiral Shares	196,608	1,134,429
Western Asset High Yield Portfolio - Institutional Class (b)	668,365	5,828,140

TOTAL MUTUAL FUNDS (Cost $305,169,587)		320,287,910

Exchange-Traded Funds - 3.48%

iShares iBoxx $ High Yield Corporate Bond Fund	235,593	21,511,997
SPDR Barclays Capital High Yield Bond ETF	2,941	118,287

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,765,731)		21,630,284

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

U.S. Treasury Bill - 1.61%	Shares	Fair Value

U.S. Treasury Bill, 0.010%, 08/04/2011	10,000,000	$9,999,980

TOTAL U.S. TREASURY BILL (Cost $9,999,981)		9,999,980

Money Market Securities (c) - 30.63%

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	47,551,616	47,551,616
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	47,551,616	47,551,616
First American Government Obligations Fund - Class Z - 0.00%	47,551,616	47,551,616
First American Treasury Obligations Fund - Class Z - 0.00%	47,551,616	47,551,616

TOTAL MONEY MARKET SECURITIES (Cost $190,206,464)		190,206,464

	Outstanding Contracts	Fair Value
Put Options Purchased - 0.01%

RBS / November 2011 / Strike $10.00 (d)	384	23,040

TOTAL PUT OPTIONS PURCHASED (Cost $22,829)		23,040

TOTAL INVESTMENTS (Cost $610,006,713) - 100.56%		$624,420,540

Liabilities in excess of other assets - (0.56)%		(3,481,005)

TOTAL NET ASSETS - 100.00%		$620,939,535

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund's Board of Trustees.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rates shown represent the rate at June 30, 2011.
(d) Each put contract has a multiplier of 100 shares

Tax Related, excluding swap agreements.
Unrealized appreciation		15,534,851
Unrealized depreciation		(1,553,684)
Unrealized appreciation (depreciation)		$13,981,167

Aggregate cost of securities for income tax purposes		$610,439,373

			Unrealized
	Termination	Notional	Appreciation/
Credit Default Swaps (e)	Date	Amount	(Depreciation)

CDX North America High Yield Credit Default Swap Index,	6/20/2016	$180,000,000	$(1,859,963)
agreements with Morgan Stanley, effective March 21, 2011, to pay a premium equal to 5.00% of the notional amount.
Upon a credit event, the Fund receives a protection payment from the counterparty equal to the proportional notional amount.

(e) See Related Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments
June 30, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

Call and put options that the Fund invests in are generally traded on an exchange.  The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service.  If the last sale price is not available, the options will be valued using the last bid price.  The options will generally be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$82,272,862	$-	$82,272,862
Mutual Funds	320,287,910	-	-	320,287,910
Exchange-Traded Funds	21,630,284	-	-	21,630,284
U.S. Treasury Bills	-	9,999,980	-	9,999,980
Money Market Securities	190,206,464	-	-	190,206,464
Put Options Purchased	23,040	-	-	23,040

Total	$532,147,698	$92,272,842	$-	$624,420,540

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Other Financial Instruments*	$-	$(1,859,963)	$-	$(1,859,963)

Total	$-	$(1,859,963)	$-	$(1,859,963)
*Credit Default Swaps - See Derivative Transaction note below for additional information

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of March 31, 2011.

Derivative Transactions – Put options purchased are represented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on investment securities.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

Please see the chart below for information regarding put options purchased for the Fund.

At June 30, 2011:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Put Options Purchased	Investment in Securities, at fair value			$23,040

For the period ended January 31, 2011 :
Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investments	384	-	N.A	$211

The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders.  Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities.  Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities.  The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities.  The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively.  Swaps expose the Fund to counterparty risk (described below).  The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets.  The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default.  These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  For the quarter ended June 30, 2011, the realized gain (loss) and change in unrealized appreciation (depreciation) on swap agreements were as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:	Net realized gain (loss) on swap
Credit Default Swap Agreements	agreements and Change in unrealized
appreciation (depreciation) on swap
	agreements	2,105,197	(1,859,963)

The Fund had purchased total notional value of swap agreements of $330,000,000.  The total notional value of terminated swap agreements was $150,000,000.  The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the quarter ended June 30, 2011.  The volume associated with credit derivative positions during the period was approximately 8.86%, based on average monthly notional amount in comparison to net assets during the quarter ended June 30, 2011.

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration.  Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market.  The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

At June 30, 2011, the aggregate value of such securities amounted to $36,664,478 and value amounts to 5.90% of the net assets of the Fund.

	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
Calpine Corp., 7.500%, 02/15/2021	1/14/2011	2,000,000	2,021,581	2,050,000
Case New Holland, Inc., 7.875%, 12/01/2017	1/21/2011	2,000,000	2,227,557	2,210,000
CHC Helicopter SA, 9.250%, 10/15/2020	2/15/2011	2,000,000	2,116,948	1,815,000
Citycenter Holdings/Finance, 7.625%, 01/15/2016	3/29/2011	2,000,000	2,071,805	2,075,000
Del Monte Foods Co., 7.625%, 02/15/2019	2/15/2011	2,000,000	2,035,957	2,030,000
Expro Finance Luxembourg, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,976,604	1,940,000
First Data Corp., 12.625%, 01/15/2021	1/14/2011	2,000,000	1,925,133	2,150,000
FMG Resources Aug. 2006, 7.000%, 11/01/2015	1/5/2011	2,000,000	2,061,682	2,050,000
Georgia-Pacific LLC, 5.400%, 11/01/2020	2/14/2011	2,000,000	1,978,789	2,041,978
Mcjunkin Red Man Corp., 9.500%, 12/15/2016	1/5/2011	2,000,000	1,943,687	2,045,000
Michaels Stores, Inc., 7.750%, 11/01/2018	4/1/2011	2,000,000	2,058,452	2,015,000
Nielsen Finance LLC/CO., 7.750%, 10/15/2018	1/14/2011	2,000,000	2,119,389	2,110,000
Pinafore LLC/Inc., 9.000%, 10/01/2018 (a)	2/15/2011	2,000,000	2,195,823	2,165,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019	1/5/2011	2,000,000	2,043,022	1,995,000
Sears Holding Corp., 6.625%, 10/15/2018	1/5/2011	2,000,000	1,909,408	1,865,000
Transdigm, Inc., 7.750%, 12/15/2018	1/14/2011	2,000,000	2,124,403	2,110,000
Valeant Pharmaceuticals, 6.875%, 12/01/2018	1/14/2011	2,000,000	2,057,445	1,970,000
Warner Chilcott Co. LLC, 7.750%, 09/15/2018	1/14/2011	2,000,000	2,083,610	2,027,500
				36,664,478

(a) Purchased on various dates beginning 02/15/2011

FCI Funds
FCI Equity Fund
Schedule of Investments
June 30, 2011
(Unaudited)

		Fair
Common Stocks - 98.18%	Shares	Value

Aircraft Engines & Engine Parts - 2.13%
United Technologies Corp.	3,500	$309,785

Air Transportation, Scheduled - 1.34%
Southwest Airlines Co.	17,000	194,140

Computer Communications Equipment - 2.17%
Juniper Networks, Inc. (a)	10,000	315,000

Computer Storage Devices - 2.84%
EMC Corp. (a)	15,000	413,250

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.29%
Kimberly-Clark Corp.	5,000	332,800

Crude Petroleum & Natural Gas - 2.55%
Apache Corp.	3,000	370,170

Electric Services - 1.99%
Dominion Resources, Inc.	6,000	289,620

Electronic Computers - 3.46%
Apple, Inc. (a)	1,300	503,505

Farm Machinery & Equipment - 1.13%
Deere & Co.	2,000	164,900

Food & Kindred Products - 4.37%
Campbell Soup Co.	9,000	310,950
Unilever PLC (b)	10,000	323,900
		634,850

Gold & Silver Ores - 2.49%
Barrick Gold Corp.	8,000	362,320

Industrial Instruments for Measurement - 2.19%
Danaher Corp.	6,000	317,940

Machine Tools, Metal Cutting Types - 2.32%
Kennametal, Inc.	8,000	337,680

Measuring & Controlling Devices - 2.22%
Thermo Fisher Scientific, Inc. (a)	5,000	321,950

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

		Fair
Common Stocks - 98.18% - continued	Shares	Value

Motor Vehicles & Passenger Car Bodies - 2.37%
Ford Motor Co. (a)	25,000	$344,750

National Commercial Banks - 2.34%
PNC Financial Services Group, Inc.	5,700	339,777

Natural Gas Transmission & Distribution - 1.13%
Spectra Energy Corp.	6,000	164,460

Oil & Gas Field Machinery & Equipment - 2.48%
National-Oilwell Varco, Inc.	4,600	359,766

Petroleum Refining - 2.41%
Chevron Corp.	3,400	349,656

Pharmaceutical Preparations - 8.84%
Allergan, Inc.	3,600	299,700
Bristol-Meyers Squibb Co.	11,500	333,040
Celgene Corp. (a)	6,000	361,920
Teva Pharmaceutical Industries Ltd. (b)	6,000	289,320
		1,283,980

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.60%
E.I. du Pont de Nemours and Co.	7,000	378,350

Public Building and Related Furniture - 1.72%
Johnson Controls, Inc.	6,000	249,960

Radio & TV Broadcasting & Communications Equipment - 2.74%
QUALCOMM, Inc.	7,000	397,530

Radio Telephone Communications - 1.84%
Vodafone Group PLC (b)	10,000	267,200

Retail - Lumber & Other Building Materials Builders - 1.36%
Lowe's Companies, Inc.	8,500	198,135

Retail - Variety Stores - 4.13%
Target Corp.	6,000	281,460
Wal - Mart Stores, Inc.	6,000	318,840
		600,300

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.71%
CME Group, Inc.	1,350	393,647

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

		Fair
Common Stocks - 98.18% - continued	Shares	Value

Security Brokers, Dealers & Flotation Companies - 4.60%
BlackRock, Inc.	1,750	$335,667
Goldman Sachs Group, Inc./The	2,500	332,725
		668,392
Semiconductors & Related Devices - 1.43%
Altera Corp.	4,500	208,575

Services - Business Services - 2.08%
Accenture PLC - Class A	5,000	302,100

Services - Computer Programming, Data Processing, Etc. - 2.44%
Google, Inc. - Class A (a)	700	354,466

Services - Engineering Services - 1.88%
Aecom Technology Corp. (a)	10,000	273,400

Services - Prepackaged Software - 4.03%
Check Point Software Technologies Ltd. (a)	4,500	255,825
Oracle Corp.	10,000	329,100
		584,925

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.19%
Procter & Gamble Co./The	5,000	317,850

Surgical & Medical Instruments & Apparatus - 3.98%
Becton, Dickinson & Co.	3,000	258,510
Covidien PLC	6,000	319,380
		577,890
Telephone Communications (No Radio Telephone) - 2.56%
Verizon Communications, Inc.	10,000	372,300

Wholesale - Groceries & Related Products - 1.39%
Sysco Corp.	6,500	202,670

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 1.44%
LKQ Corp. (a)	8,000	208,720

TOTAL COMMON STOCKS (Cost $12,896,977)		14,266,709

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)

		Fair
	Shares	Value
Money Market Securities - 1.85%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	268,631	268,631

TOTAL MONEY MARKET SECURITIES (Cost $268,631)		268,631

TOTAL INVESTMENTS (Cost $13,165,608) - 100.03%		$14,535,340

Liabilities in excess of other assets - (0.03)%		(3,784)

TOTAL NET ASSETS - 100.00%		$14,531,556

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at June 30, 2011.

Tax Related
Gross unrealized appreciation	$1,449,857
Gross unrealized (depreciation)	(153,720)
Net unrealized appreciation	$1,296,137

Aggregate cost of securities for income tax purposes	$13,239,203

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Bond Fund
Schedule of Investments
June 30, 2011
(Unaudited)
	Principal	Fair
	Amount	Value
Corporate Bonds - 62.57%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$306,207
American Express Credit Co., 7.300%, 08/20/2013	552,000	614,676
Amgen, Inc., 4.850%, 11/18/2014	25,000	27,962
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	330,661
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	94,493
Associates Corp., 6.950%, 11/01/2018	200,000	225,955
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	297,629
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	245,921
Boeing Co., 5.000%, 03/15/2014	200,000	220,094
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	36,004
Capital One Financial Corp., 6.750%, 09/15/2017	500,000	578,811
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	259,055
Cigna Corp., 8.500%, 05/01/2019	125,000	158,747
Citigroup, Inc., 5.500%, 04/11/2013	600,000	637,275
Citigroup, Inc., 5.125%, 05/05/2014	200,000	214,509
CME Group, Inc., 5.750%, 02/15/2014	250,000	277,856
Comcast Corp., 6.500%, 01/15/2015	99,000	113,355
Compass Bank, 5.900%, 04/01/2026	200,000	198,238
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	200,000	203,999
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	137,517
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	246,374
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	113,212
Devon Energy Corp., 5.625%, 01/15/2014	125,000	138,607
Discover Financial Services, Inc., 10.250%, 07/15/2019	275,000	355,857
Dow Chemical Co., 7.600%, 05/15/2014	96,000	111,398
Dow Chemical Co., 5.900%, 02/15/2015	100,000	112,424
Fannie Mae, 1.250%, 12/30/2015 (b)	600,000	600,000
FedEx Corp., 7.375%, 01/15/2014	275,000	314,050
Fifth Third Bancorp., 0.371%, 05/17/2013 (b)	250,000	246,206
Fifth Third Bancorp., 3.625%, 01/25/2016	340,000	343,311
General Electric Capital Corp., 0.403%, 11/01/2012 (b)	300,000	300,229
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	316,843
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	324,054
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	232,747
Hartford Financial Services, 5.375%, 03/15/2017	175,000	184,469
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	211,895
Home Depot, Inc., 5.400%, 03/01/2016	200,000	223,715
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	646,091
Huntington National Bank, 5.375%, 02/28/2019	250,000	251,461
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	139,218
International Paper Co., 9.375%, 05/15/2019	125,000	159,861
Intuit Inc., 5.750%, 03/15/2017	250,000	280,954
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	203,449
Jefferies Group, Inc., 8.500%, 07/15/2019	265,000	313,882
JP Morgan Chase & Co., 5.375%, 10/01/2012	300,000	317,113
Keycorp, 6.500%, 05/14/2013	400,000	435,452
Lazard Group, 6.850%, 06/15/2017	280,000	309,175
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	264,993
Manulife Financial Corp., 3.400% 09/17/2015	450,000	464,360
Marriott International, Inc., 5.625%, 02/15/2013	150,000	160,044
Merrill Lynch & Co., 0.709%, 01/15/2015 (b)	200,000	191,347

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)
	Principal	Fair
	Amount	Value
Corporate Bonds - 62.57% - continued
Merrill Lynch & Co., 5.300%, 09/30/2015	$250,000	$265,204
Merrill Lynch & Co., 6.875%, 04/25/2018	300,000	332,381
Metlife, Inc., 6.125%, 12/01/2011	122,000	124,744
Metlife, Inc., 6.817%, 08/15/2018	400,000	469,017
Morgan Stanley, 6.000%, 04/28/2015	350,000	379,748
Morgan Stanley, 5.375%, 10/15/2015	450,000	481,509
National City Corp., 4.900%, 01/15/2015	250,000	273,449
New York Life Insurance Co., 5.250%, 10/16/2012 (a)	450,000	475,450
Progressive Corp., 6.375%, 01/15/2012	240,000	247,672
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	211,121
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	280,108
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	337,800
Public Service Electric and Gas Co., 5.125%, 09/01/2012	175,000	183,832
Regions Financial Corp., 4.875%, 04/26/2013	100,000	100,903
Sempra Energy, 8.900%, 11/15/2013	150,000	173,455
Sempra Energy, 6.500%, 06/01/2016	250,000	289,831
Simon Property Group LP, 5.250%, 12/01/2016	300,000	329,938
Starbucks Corp., 6.250%, 08/15/2017	300,000	348,729
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	444,739
Swiss Re Solutions Holding Corp., 7.000%, 02/15/2026	180,000	197,409
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	150,753
Telefonica Emisiones SAU, 4.949%, 01/15/2015	250,000	266,251
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	230,137
Travelers Companies, Inc., 5.375%, 06/15/2012	250,000	261,013
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	116,138
Tyco International Finance S.A., 8.500%, 01/15/2019	75,000	95,217
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	122,004
Wachovia Corp., 5.700%, 08/01/2013	350,000	380,439
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	316,628
Zions Bancorp., 7.750%, 09/23/2014	150,000	164,586

TOTAL CORPORATE BONDS (Cost $20,296,386)		21,741,960

U.S. Government Agency Obligations - 3.49%
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	500,000	525,483
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	650,000	688,113

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,178,265)		1,213,596

Asset-Backed Securities - 0.15%
Capital Auto Receivables Asset Trust, 2007-2, 5.390%, 02/18/2014	53,139	53,645

TOTAL ASSET-BACKED SECURITIES (Cost $52,061)		53,645

Mortgage-Backed Securities - 3.87%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	191,392	207,547
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	240,324	256,622
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	150,399	160,598
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	253,629	275,831
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	251,647	273,912
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	155,174	168,563

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,217,597)		1,343,073

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)
	Principal	Fair
	Amount	Value
U.S. Government Securities - 23.06%
U.S. Treasury Note, 0.625%, 07/31/2012	$1,710,000	$1,717,278
U.S. Treasury Note, 1.750%, 03/31/2014	600,000	616,781
U.S. Treasury Note, 4.125%, 05/15/2015	340,000	377,320
U.S. Treasury Note, 2.250%, 03/31/2016	100,000	102,868
U.S. Treasury Note, 1.875%, 10/31/2017	1,395,000	1,361,542
U.S. Treasury Note, 3.625%, 08/15/2019	975,000	1,038,984
U.S. Treasury Note, 3.500%, 05/15/2020	1,855,000	1,936,872
U.S. Treasury Note, 3.625%, 02/15/2021	825,000	860,385

TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,973,707)		8,012,030

		Fair
	Shares	Value
Preferred Stocks - 0.10%
Fannie Mae - Series S., 8.250%	16,000	$34,400

TOTAL PREFERRED STOCKS (Cost $400,000)		34,400

Common Stocks - 0.25%

Crude Petroleum & Natural Gas
Linn Energy, LLC	2,250	87,908

COMMON STOCKS (Cost $82,739)		87,908

Real Estate Investment Trusts - 0.78%
Apollo Commercial Real Estate Finance, Inc.	5,500	88,660
Chimera Investment Corp.	38,000	131,480
Starwood Property Trust, Inc.	2,500	51,275

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $289,473)		271,415

Royalty Trusts - 0.61%
Hugoton Royalty Trust	4,500	102,330
San Juan Basin Royalty Trust	4,500	108,450

TOTAL ROYALTY TRUSTS (Cost $205,800)		210,780

Holding & Investment Management Companies - 1.46%
Ares Capital Corp.	12,000	192,840
Hercules Technology Growth Capital, Inc.	4,500	47,340
MCG Capital Corp.	12,000	72,960
NGP Capital Resources Co.	10,000	82,000
Pennantpark Investment Co.	10,000	112,100

TOTAL HOLDING & INVESTMENT MANAGEMENT COMAPANIES (Cost $502,042)		507,240

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
June 30, 2011
(Unaudited)
		Fair
	Shares	Value
Closed End Funds - 0.28%

Calamos Convertible Opportunities & Income Fund	7,500	$ 98,550

TOTAL CLOSED END FUNDS (Cost $96,894)		98,550

Money Market Securities - 2.30%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	797,969	797,969

TOTAL MONEY MARKET SECURITIES (Cost $797,969)		797,969

TOTAL INVESTMENTS (Cost $33,092,933) - 98.92%		$ 34,372,566

Other assets less liabilities - 1.08%		373,666

TOTAL NET ASSETS - 100.00%		$ 34,746,232

(a) Private Placement and restricted security under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable rate securities; the coupon rate shown represents the rate at June 30, 2011.
(c) Variable rate security; the money market rate shown represents the rate at June 30, 2011.

Tax Related
Gross unrealized appreciation	$ 1,681,348
Gross unrealized (depreciation)	(413,238)
Net unrealized appreciation	$ 1,268,110

Aggregate cost of securities for income tax purposes	$ 33,104,456

See accompanying notes which are an integral part of these financial statements

FCI Funds
Related Notes to the Schedule of Investments
June 30, 2011
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, royalty trusts, holding and investment management companies, closed-end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

FCI Funds
Related Notes to the Schedule of Investments – continued
June 30, 2011
(Unaudited)

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.

When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, asset-backed securities, U.S. government securities, U.S. government agency securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds
Related Notes to the Schedule of Investments – continued
June 30, 2011
(Unaudited)

The following is a summary of the inputs used at June 30, 2011 in valuing the Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$14,266,709	$-	$-	$14,266,709
Money Market Securities	268,631	-	-	268,631

Total	$14,535,340	$-	$-	$14,535,340

* Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at June 30, 2011 in valuing the Bond Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	-	21,741,960	-	$21,741,960
U.S. Government Agency Obligations	-	1,213,596	-	1,213,596
Asset-Backed Securities	-	53,645	-	53,645
Mortgage-Backed Securities	-	1,343,073	-	1,343,073
U.S. Government Securities	-	8,012,030	-	8,012,030
Preferred Stocks	34,400	-	-	34,400
Common Stocks	87,908	-	-	87,908
Real Estate Investment Trusts	271,415	-	-	271,415
Royalty Trusts	210,780	-	-	210,780
Holding & Investment Management Companies	507,240	-	-	507,240
Closed End Funds	98,550	-	-	98,550
Money Market Securities	797,969	-	-	797,969
Total	$2,008,262	$32,364,304	$-	$34,372,566

The Funds had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

FCI Funds
Related Notes to the Schedule of Investments – continued
June 30, 2011
(Unaudited)

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Bond Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor. The Bond Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At June 30, 2011, the aggregate value of such securities amounted to $475,450 and value amounts to 1.37% of the net assets of the Bond Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Value

New York Life Insurance Co., 5.250%, 10/16/2012	4/16/2009	450,000	452,195	475,450

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 29, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
____/s/ Brian L. Blomquist       ________
                Brian L. Blomquist, President

Date           8/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
_____ _/s/ Brian L. Blomquist                     ___
                Brian L. Blomquist, President

Date           8/29/2011___

By
_____ /s/ Robert W,. Silva                ________
Robert W. Silva, Treasurer

Date           8/29/2011______